MARKETABLE SECURITIES - Schedule of Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities [Abstract]
Balance at the beginning of the year	$ 836	$ 19,231
Repurchase of marketable securities pledged to creditors	8,392	10,272
Disposals	0	16,749
Unrealized gain (loss)	1,737	(3,526)	$ 0
Marketable securities pledged to creditors	(7,323)	(8,392)
Total	$ 3,642	$ 836	$ 19,231